PRODUCT DEVELOPMENT COLLABORATION (Details) - CAD ($) $ in Thousands		12 Months Ended
	Mar. 10, 2021	Aug. 31, 2021	Aug. 31, 2020
Disclosure of joint operations [line items]
Net loss		$ (130,704)	$ (136,157)
CoE
Disclosure of joint operations [line items]
Investment Proceeds was reserved in order to satisfy certain of the Company’s obligations under the PDC Agreement	$ 31,109
Proportion of ownership interest in joint operation	50.00%
Net loss		(497)
Receivables due from related parties		$ 192